EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Employee Benefit Plans [Text Block]

20. EMPLOYEE BENEFIT PLANS

(a) Defined contribution plan

          The Group’s full time employees in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on 26.7% to 44.9% of the employees’ salaries, subject to a certain cap limit, depending on the location of employment. The total contribution for such employee benefits, which was expensed as incurred, was US$605, US$810 and US$1,045 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no additional legal obligations or liabilities for the benefits beyond the paid and accrued amounts.

          In November 2008, the New York office of the Company established a 401(k) retirement plan, which requires a dollar by dollar matching contribution from the employer up to 3% of the employee’s annual salary. The total contribution for the 401(k) retirement plan, which was expensed as incurred, was US$26, US$77 and US$155 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no additional legal obligation or liabilities for the benefits beyond the paid and accrued amounts.

(b) Defined benefit plan

          The Company established a defined benefit plan with a retirement plan service agent for two executive officers with an effective date of January 1, 2010. The guaranteed retirement benefit under this defined benefit plan is based on the two executive officers’ salaries and length of service periods. The benefit obligation, net periodic benefit cost, fair value of plan contributed assets and changes in the funded status of the plan were insignificant as of and for the years ended December 31, 2010 and 2011 based on the latest actuarial valuation dated January 13, 2012.